Supplement dated June 22, 2026 to the Prospectus and Summary Prospectus, dated May 1, 2026, as may be revised or supplemented from time to time, for the following fund:
NATIXIS OAKMARK FUND
(the “Fund”)
Effective July 1, 2026, the Fund’s Board of Trustees approved a proposal to reduce the advisory fee rate to 0.59% on all assets.
Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class Y
Management fees[1]	0.59%	0.59%	0.59%	0.59%
Distribution and/or service (12b‑1) fees	0.25%	1.00%	0.00%	0.00%
Other expenses	0.18%	0.18%	0.16%[2]	0.18%
Total annual fund operating expenses	1.02%	1.77%	0.75%	0.77%
Fee waiver and/or expense reimbursement[3,4]	0.00%	0.00%	0.02%	0.00%

Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.02%	1.77%	0.73%	0.77%

[1]
The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of July 1, 2026, as if reduction had been in effect during the fiscal year ended December 31, 2025. The information has been restated to better reflect anticipated expenses of the Fund.

[2]
Pursuant to an expense offset arrangement, credits realized as a result of uninvested cash balances may be used to reduce the Fund’s transfer agent expenses. Other expenses are shown net of such reductions of transfer agent expenses of 2 bps.

[3]
The Natixis Advisors, LLC (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.03%, 1.78%, 0.73% and 0.78% of the Fund’s average daily net assets for Class A, C, N, and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2028 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both (1) the class’ applicable expense limitation at the time such amounts were waived/reimbursed and (2) the class’ current applicable expense limitation. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

[4]
Natixis Advisors has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2028 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example for Class N is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the dates noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example for Class C shares for the ten‑year period reflects the conversion to Class A shares after eight years. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:	1 year	3 years	5 years	10 years
Class A	$673	$881	$1,106	$1,751
Class C	$280	$557	$959	$1,886
Class N	$75	$236	$413	$927
Class Y	$79	$246	$428	$954

If shares are not redeemed:	1 year	3 years	5 years	10 years
Class C	$180	$557	$959	$1,886

Supplement dated June 22, 2026 to the Statement of Additional Information, dated May 1, 2026, as may be revised or supplemented from time to time, for the following fund:
NATIXIS OAKMARK FUND
(the “Fund”)
Effective July 1, 2026, the Fund’s Board of Trustees approved a proposal to reduce the Fund’s management fee rate to 0.59% on all assets. The table regarding advisory fee rates within the sub‑section “Advisory Fees” in the section “Fund Charges and Expenses” is hereby restated as follows:

Fund	Date of Agreement	Advisory Fee Payable by Fund to Natixis Advisors (as a % of average daily net assets of the Fund)
Natixis Oakmark Fund	10/30/00, as amended 7/1/26	0.59% on all assets
Effective July 1, 2026, Harris Associates has reduced the sub‑advisory fee rate to 0.472% on all assets.
Accordingly, the sub‑section “Subadvisory Fees” in the section “Fund Charges and Expenses” is hereby amended and restated as follows:
Each advisory agreement between Natixis Advisors and a Fund provides that Natixis Advisors may delegate its responsibilities thereunder to other parties. Pursuant to separate subadvisory agreements, Natixis Advisors has delegated its portfolio management responsibilities to one or more subadvisers, as follows: Harris Associates, in the case of Natixis Oakmark Fund and Natixis Oakmark International Fund; and Harris Associates and Loomis Sayles, in the case of U.S. Equity Opportunities Fund. For the services described in the subadvisory agreements, each Fund has agreed to pay its respective subadviser(s) a subadvisory fee at the annual rate set forth in the following table:

Fund	Date of Agreement	Subadvisory fee payable to Subadviser (as a % of average daily net assets of the Fund/Sleeve)
Natixis Oakmark Fund	10/29/02, as amended 7/1/26	0.472% on all assets

Supplement dated June 22, 2026 to the Prospectus and Summary Prospectus, each dated May 1, 2026, as may be revised or supplemented from time to time, for the following fund:
VAUGHAN NELSON MID CAP FUND
(the “Fund”)
Effective July 1, 2026, Natixis Advisors, LLC has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.10%, 1.85%, 0.80% and 0.85% of the Fund’s average daily net assets for Class A, Class C, Class N, and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2028.
Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class Y
Management fees	0.75%	0.75%	0.75%	0.75%
Distribution and/or service (12b‑1) fees	0.25%	1.00%	0.00%	0.00%
Other expenses	0.27%	0.27%	0.17%	0.27%
Total annual fund operating expenses	1.27%	2.02%	0.92%	1.02%
Fee waiver and/or expense reimbursement[1,2]	0.17%	0.17%	0.12%	0.17%

Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.10%	1.85%	0.80%	0.85%

[1]
Natixis Advisors, LLC (“Natixis Advisors” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.10%, 1.85%, 0.80%, and 0.85% of the Fund’s average daily net assets for Class A, Class C, Class N, and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2028 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class‑by‑class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both (1) the class’ applicable expense limitation at the time such amounts were waived/reimbursed and (2) the class’ current applicable expense limitation. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

[2]
Natixis Advisors, LLC (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2028 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example for Class C shares for the ten‑year period reflects the conversion to Class

A shares after eight years. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:	1 year	3 years	5 years	10 years
Class A	$681	$925	$1,203	$1,994
Class C	$288	$603	$1,059	$2,129
Class N	$82	$271	$487	$1,111
Class Y	$87	$293	$532	$1,219

If shares are not redeemed:	1 year	3 years	5 years	10 years
Class C	$188	$603	$1,059	$2,129

Supplement dated June 22, 2026 to the Statement of Additional Information, dated May 1, 2026, as may be revised or supplemented from time to time, for the following fund:
VAUGHAN NELSON MID CAP FUND
(the “Fund”)
Effective July 1, 2026, Natixis Advisors, LLC has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.10%, 1.85%, 0.80% and 0.85% of the Fund’s average daily net assets for Class A, Class C, Class N and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2028.
Accordingly, the table regarding expense limits within the section “Investment Advisory and Other Services” is amended and restated as follows with respect to the Fund:

Fund	Expense Limit	Date of Undertaking
Vaughan Nelson Mid Cap Fund		July 1, 2026
Class A	1.10%
Class C	1.85%
Class N	0.80%
Class Y	0.85%

Supplement dated June 22, 2026 to the Prospectus and Summary Prospectus, each dated May 1, 2026, as may be revised or supplemented from time to time, for the following fund:
LOOMIS SAYLES STRATEGIC ALPHA FUND
(the “Fund”)
Effective July 1, 2026, the Fund’s Board of Trustees approved a proposal to reduce the advisory fee rate to 0.57% of the first $1.25 billion and 0.55% of amounts in excess of $1.25 billion.
Effective July 1, 2026, Loomis, Sayles & Company, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.95%, 1.70%, 0.65% and 0.70% of the Fund’s average daily net assets for Class A, Class C, Class N, and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2028.
Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class Y
Management fees[1]	0.57%	0.57%	0.57%	0.57%
Distribution and/or service (12b‑1) fees	0.25%	1.00%	0.00%	0.00%
Other expenses	0.18%	0.18%	0.11%	0.18%
Total annual fund operating expenses	1.00%	1.75%	0.68%	0.75%
Fee waiver and/or expense reimbursement[2]	0.05%	0.05%	0.03%	0.05%

Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.95%	1.70%	0.65%	0.70%

[1]
The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of July 1, 2026, as if reduction had been in effect during the fiscal year ended December 31, 2025. The information has been restated to better reflect anticipated expenses of the Fund.

[2]
Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.95%, 1.70%, 0.65% and 0.70% of the Fund’s average daily net assets for Class A, C, N, and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2028 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both (1) the class’ applicable expense limitation at the time such amounts were waived/reimbursed and (2) the class’ current applicable expense limitation. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fee/expense was waived/reimbursed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the dates noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example for Class C shares for the ten‑year period reflects the conversion to Class A shares after eight years. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:	1 year	3 years	5 years	10 years
Class A	$518	$721	$945	$1,589
Class C	$273	$542	$940	$1,856
Class N	$66	$212	$373	$841
Class Y	$72	$230	$408	$922

If shares are not redeemed:	1 year	3 years	5 years	10 years
Class C	$173	$542	$940	$1,856

Supplement dated June 22, 2026 to the Statement of Additional Information, dated May 1, 2026, as may be revised or supplemented from time to time, for the following fund:
LOOMIS SAYLES STRATEGIC ALPHA FUND
(the “Fund”)
Effective July 1, 2026, the Fund’s Board of Trustees approved a proposal to reduce the Fund’s management fee rate. The management fee rate will be 0.57% on the first $1.25 billion of assets and 0.55% of amounts in excess of $1.25 billion of assets. The table regarding advisory fee rates within the sub‑section “Advisory Agreements” in the section “Investment Advisory and Other Services” is amended and restated with respect to the Fund as follows:

Fund	Rate
Loomis Sayles Strategic Alpha Fund	0.57% of the first $1.25 billion 0.55% of amounts in excess of $1.25 billion
Effective July 1, 2026, Loomis, Sayles & Company, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.95%, 1.70%, .65% and 0.70% of the Fund’s average daily net assets for Class A, Class C, Class N and Class Y shares, respectively, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2028.
Accordingly, the table regarding expense limits within the section “Investment Advisory and Other Services” is amended and restated as follows with respect to the Fund:

Fund	Expense Limit	Date of Undertaking
Loomis Sayles Strategic Alpha Fund		July 1, 2026
Class A	0.95%
Class C	1.70%
Class N	0.65%
Class Y	0.70%